EMPLOYEE POST-RETIREMENT BENEFITS - Measured at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee post-retirement benefits
Fair value of plan assets	$ 3,697	$ 3,816
Percentage of Total Portfolio	100.00%	100.00%
Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 1,817	$ 1,186
Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	1,518	2,414
Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	362	216	$ 199
Cash and Cash Equivalents
Employee post-retirement benefits
Fair value of plan assets	$ 48	$ 61
Percentage of Total Portfolio	1.00%	2.00%
Cash and Cash Equivalents | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 48	$ 44
Cash and Cash Equivalents | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	17
Cash and Cash Equivalents | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, Canadian
Employee post-retirement benefits
Fair value of plan assets	$ 493	$ 561
Percentage of Total Portfolio	13.00%	15.00%
Equity Securities, Canadian | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 355	$ 410
Equity Securities, Canadian | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	138	151
Equity Securities, Canadian | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, U.S.
Employee post-retirement benefits
Fair value of plan assets	$ 576	$ 897
Percentage of Total Portfolio	16.00%	24.00%
Equity Securities, U.S. | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 460	$ 543
Equity Securities, U.S. | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	116	354
Equity Securities, U.S. | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, International
Employee post-retirement benefits
Fair value of plan assets	$ 321	$ 367
Percentage of Total Portfolio	9.00%	10.00%
Equity Securities, International | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 40	$ 45
Equity Securities, International | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	281	322
Equity Securities, International | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, Global
Employee post-retirement benefits
Fair value of plan assets	$ 384	$ 301
Percentage of Total Portfolio	10.00%	8.00%
Equity Securities, Global | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 116	$ 0
Equity Securities, Global | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	268	301
Equity Securities, Global | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Equity Securities, Emerging
Employee post-retirement benefits
Fair value of plan assets	$ 146	$ 155
Percentage of Total Portfolio	4.00%	4.00%
Equity Securities, Emerging | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 8	$ 8
Equity Securities, Emerging | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	138	147
Equity Securities, Emerging | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, Canadian Bonds, Federal
Employee post-retirement benefits
Fair value of plan assets	$ 186	$ 193
Percentage of Total Portfolio	5.00%	5.00%
Fixed Income Securities, Canadian Bonds, Federal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Federal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	186	193
Fixed Income Securities, Canadian Bonds, Federal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, Canadian Bonds, Provincial
Employee post-retirement benefits
Fair value of plan assets	$ 198	$ 194
Percentage of Total Portfolio	5.00%	5.00%
Fixed Income Securities, Canadian Bonds, Provincial | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Provincial | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	198	194
Fixed Income Securities, Canadian Bonds, Provincial | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, Canadian Bonds, Municipal
Employee post-retirement benefits
Fair value of plan assets	$ 8	$ 8
Percentage of Total Portfolio	1.00%	0.00%
Fixed Income Securities, Canadian Bonds, Municipal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Municipal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	8	8
Fixed Income Securities, Canadian Bonds, Municipal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, Canadian Bonds, Corporate
Employee post-retirement benefits
Fair value of plan assets	$ 112	$ 122
Percentage of Total Portfolio	3.00%	3.00%
Fixed Income Securities, Canadian Bonds, Corporate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, Canadian Bonds, Corporate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	112	122
Fixed Income Securities, Canadian Bonds, Corporate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, U.S. Bonds, Federal
Employee post-retirement benefits
Fair value of plan assets	$ 350	$ 244
Percentage of Total Portfolio	9.00%	6.00%
Fixed Income Securities, U.S. Bonds, Federal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 350	$ 0
Fixed Income Securities, U.S. Bonds, Federal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	244
Fixed Income Securities, U.S. Bonds, Federal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, U.S. Bonds, State
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 41
Percentage of Total Portfolio	0.00%	1.00%
Fixed Income Securities, U.S. Bonds, State | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, U.S. Bonds, State | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	41
Fixed Income Securities, U.S. Bonds, State | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, U.S. Bonds, Municipal
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 4
Percentage of Total Portfolio	0.00%	0.00%
Fixed Income Securities, U.S. Bonds, Municipal | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Fixed Income Securities, U.S. Bonds, Municipal | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	4
Fixed Income Securities, U.S. Bonds, Municipal | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, U.S. Bonds, Corporate
Employee post-retirement benefits
Fair value of plan assets	$ 196	$ 234
Percentage of Total Portfolio	5.00%	6.00%
Fixed Income Securities, U.S. Bonds, Corporate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 145	$ 0
Fixed Income Securities, U.S. Bonds, Corporate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	51	234
Fixed Income Securities, U.S. Bonds, Corporate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, International, Government
Employee post-retirement benefits
Fair value of plan assets	$ 10	$ 4
Percentage of Total Portfolio	1.00%	0.00%
Fixed Income Securities, International, Government | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 6	$ 0
Fixed Income Securities, International, Government | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	4	4
Fixed Income Securities, International, Government | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, International, Corporate
Employee post-retirement benefits
Fair value of plan assets	$ 37	$ 5
Percentage of Total Portfolio	1.00%	0.00%
Fixed Income Securities, International, Corporate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 19	$ 0
Fixed Income Securities, International, Corporate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	18	5
Fixed Income Securities, International, Corporate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Fixed Income Securities, International, Mortgage-backed
Employee post-retirement benefits
Fair value of plan assets	$ 128	$ 73
Percentage of Total Portfolio	3.00%	2.00%
Fixed Income Securities, International, Mortgage-backed | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 128	$ 0
Fixed Income Securities, International, Mortgage-backed | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	73
Fixed Income Securities, International, Mortgage-backed | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	0	0
Real estate
Employee post-retirement benefits
Fair value of plan assets	$ 196	$ 140
Percentage of Total Portfolio	5.00%	4.00%
Real estate | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Real estate | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Real estate | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	196	140
Infrastructure
Employee post-retirement benefits
Fair value of plan assets	$ 163	$ 70
Percentage of Total Portfolio	4.00%	2.00%
Infrastructure | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Infrastructure | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Infrastructure | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	163	70
Private equity funds
Employee post-retirement benefits
Fair value of plan assets	$ 3	$ 6
Percentage of Total Portfolio	1.00%	0.00%
Private equity funds | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0
Private equity funds | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Private equity funds | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	3	6
Funds held on deposit
Employee post-retirement benefits
Fair value of plan assets	$ 142	$ 136
Percentage of Total Portfolio	4.00%	3.00%
Funds held on deposit | Quoted Prices in Active Markets (Level I)
Employee post-retirement benefits
Fair value of plan assets	$ 142	$ 136
Funds held on deposit | Significant Other Observable Inputs (Level II)
Employee post-retirement benefits
Fair value of plan assets	0	0
Funds held on deposit | Significant Unobservable Inputs (Level III)
Employee post-retirement benefits
Fair value of plan assets	$ 0	$ 0